Premises, Equipment And Leases (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Maximum duration of noncancelable operating leases, time period	30 years
Impairment losses	$ (5.0)	$ (1.1)
Gain/(loss) on sale of properties, before applicable income taxes	$ 1.8	$ 3.7